Consolidated Statements of Shareholder's Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income / (loss) [Member]	Shareholders' equity in the Company [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 2,707,769	$ 723	$ 2,949,654	$ (376,788)	$ (3,825)	$ 2,569,764	$ 138,005
Net loss / (income)	(1,170,812)			(1,171,183)		(1,171,183)	371
Gain (loss) on foreign currency translation, net of tax of $0	14,396				14,396	14,396
Shares issued upon warrants exercised	3	1	2			3
Restricted stock units issued		1	(1)
Shared based compensation	11,593		11,593			11,593
Capital contribution			38,295			38,295	(38,295)
Ending balance at Mar. 31, 2022	1,562,949	725	2,999,543	(1,547,971)	10,571	1,462,868	100,081
Beginning balance at Dec. 31, 2021	2,707,769	723	2,949,654	(376,788)	(3,825)	2,569,764	138,005
Net loss / (income)	(1,829,551)
Gain (loss) on foreign currency translation, net of tax of $0	(22,128)
Ending balance at Jun. 30, 2022	879,092	727	3,010,947	(2,206,710)	25,953	779,011	100,081
Beginning balance at Mar. 31, 2022	1,562,949	725	2,999,543	(1,547,971)	10,571	1,462,868	100,081
Net loss / (income)	(658,739)			(658,739)		(658,739)
Gain (loss) on foreign currency translation, net of tax of $0	(36,524)				(36,524)	(36,524)
Restricted stock units issued		2	(2)
Shared based compensation	11,406		11,406			11,406
Ending balance at Jun. 30, 2022	879,092	727	3,010,947	(2,206,710)	25,953	$ 779,011	$ 100,081
Beginning balance at Dec. 31, 2022	859,637	730	3,136,426	(2,239,443)	(38,076)
Net loss / (income)	(3,808)			(3,808)
Gain (loss) on foreign currency translation, net of tax of $0	2,174				2,174
Restricted stock units issued		6	(6)
Shared based compensation	2,925		2,925
Conversion of liability classified award to equity (Note 10)	6,276		6,276
Contribution from Topco (Note 10)			3,707
Capital contribution	3,707
Ending balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)	(35,902)
Beginning balance at Dec. 31, 2022	859,637	730	3,136,426	(2,239,443)	(38,076)
Net loss / (income)	(5,573)
Gain (loss) on foreign currency translation, net of tax of $0	10,378
Ending balance at Jun. 30, 2023	884,164	740	3,156,138	(2,245,016)	(27,698)
Beginning balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)	(35,902)
Net loss / (income)	(1,765)			(1,765)
Gain (loss) on foreign currency translation, net of tax of $0	8,204				8,204
Restricted stock units issued		4	(4)
Shared based compensation	6,814		6,814
Ending balance at Jun. 30, 2023	$ 884,164	$ 740	$ 3,156,138	$ (2,245,016)	$ (27,698)